UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22746

American Funds Inflation Linked Bond Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: November 30

Date of reporting period: August 31, 2017

Steven I. Koszalka

American Funds Inflation Linked Bond Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

American Funds Inflation Linked Bond Fund®

Investment portfolio

August 31, 2017

unaudited

Bonds, notes & other debt instruments 93.48% U.S. Treasury bonds & notes 88.18% U.S. Treasury inflation-protected securities 87.33%	Principal?amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.125% 20181,2	$6,994	$6,980
U.S. Treasury Inflation-Protected Security 1.875% 20192	31,204	32,507
U.S. Treasury Inflation-Protected Security 1.375% 20202	29,451	30,544
U.S. Treasury Inflation-Protected Security 0.125% 20212	29,972	30,123
U.S. Treasury Inflation-Protected Security 0.625% 20211,2	103,246	106,381
U.S. Treasury Inflation-Protected Security 1.125% 20212	39,191	40,845
U.S. Treasury Inflation-Protected Security 0.125% 20222	100,721	101,094
U.S. Treasury Inflation-Protected Security 0.125% 20222	61,688	62,087
U.S. Treasury Inflation-Protected Security 0.125% 20222	32,913	33,203
U.S. Treasury Inflation-Protected Security 0.125% 20232	31,783	31,860
U.S. Treasury Inflation-Protected Security 0.375% 20232	28,419	28,952
U.S. Treasury Inflation-Protected Security 0.125% 20242	295,447	294,576
U.S. Treasury Inflation-Protected Security 0.625% 20242	100,780	103,585
U.S. Treasury Inflation-Protected Security 0.25% 20252	225,552	225,105
U.S. Treasury Inflation-Protected Security 0.375% 20252	342,203	345,367
U.S. Treasury Inflation-Protected Security 2.375% 20252	30,473	35,138
U.S. Treasury Inflation-Protected Security 0.125% 20262	128,758	126,606
U.S. Treasury Inflation-Protected Security 0.625% 20262	169,580	173,632
U.S. Treasury Inflation-Protected Security 2.00% 20262	128,350	145,902
U.S. Treasury Inflation-Protected Security 0.375% 20272	163,259	163,217
U.S. Treasury Inflation-Protected Security 0.375% 20272	148,200	148,605
U.S. Treasury Inflation-Protected Security 2.375% 20272	99,843	118,142
U.S. Treasury Inflation-Protected Security 1.75% 20282	71,322	80,863
U.S. Treasury Inflation-Protected Security 2.50% 20292	2,282	2,793
U.S. Treasury Inflation-Protected Security 2.125% 20402	50,998	64,947
U.S. Treasury Inflation-Protected Security 2.125% 20412	48,656	62,312
U.S. Treasury Inflation-Protected Security 0.75% 20422	54,201	53,092
U.S. Treasury Inflation-Protected Security 0.625% 20432	10,654	10,102
U.S. Treasury Inflation-Protected Security 1.375% 20442	31,635	35,412
U.S. Treasury Inflation-Protected Security 1.00% 20462	48,427	49,902
U.S. Treasury Inflation-Protected Security 0.875% 20472	185,696	186,039
		2,929,913
U.S. Treasury 0.85%
U.S. Treasury 3.00% 2047	20,000	21,114
U.S. Treasury 3.00% 2047	6,900	7,280
		28,394
Total U.S. Treasury bonds & notes		2,958,307
Corporate bonds & notes 2.90% Energy 1.46%
Canadian Natural Resources Ltd. 3.85% 2027	7,130	7,152
Canadian Natural Resources Ltd. 4.95% 2047	4,530	4,686
Cenovus Energy Inc. 5.25% 20373	5,796	5,488
Cenovus Energy Inc. 5.40% 20473	4,028	3,811

American Funds Inflation Linked Bond Fund — Page 1 of 8

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal?amount (000)	Value (000)
Enbridge Inc. 2.90% 2022	$16,247	$16,370
Enbridge Inc. 5.50% 2046	4,510	5,193
Petróleos Mexicanos 5.375% 20223	3,765	4,045
Petróleos Mexicanos 7.47% 2026	MXN30	1
Sabine Pass Liquefaction, LLC 4.20% 2028	$2,225	2,238
		48,984
Telecommunication services 0.42%
AT&T Inc. 5.15% 2050	6,930	7,016
Verizon Communications Inc. 4.50% 2033	7,000	7,140
		14,156
Health care 0.36%
Becton, Dickinson and Co. 3.70% 2027	11,810	11,981
Pfizer Inc. (3-month USD-LIBOR + 0.30%) 1.546% 20184	300	301
		12,282
Consumer staples 0.31%
British American Tobacco PLC 4.54% 20473	10,000	10,368
Utilities 0.30%
FirstEnergy Corp. 3.90% 2027	4,725	4,837
FirstEnergy Corp. 4.85% 2047	4,890	5,121
		9,958
Consumer discretionary 0.04%
Newell Rubbermaid Inc. 3.85% 2023	1,190	1,261
Financials 0.01%
American Express Co. (3-month USD-LIBOR + 0.59%) 1.905% 20184	300	301
Total corporate bonds & notes		97,310
Bonds & notes of governments & government agencies outside the U.S. 1.84%
Colombia (Republic of) 5.00% 2045	600	624
Japan, Series 18, 0.10% 20242	¥2,210,200	20,849
Japan, Series 20, 0.10% 20252	4,258,500	40,197
South Africa (Republic of), Series R-197, 5.50% 20232	ZAR686	62
		61,732
Municipals 0.36% California 0.36%
City of South Pasadena, Water Rev. Ref. Bonds, BAM insured, 5.00% 2031	$1,000	1,197
City of South Pasadena, Water Rev. Ref. Bonds, BAM insured, 5.00% 2032	2,140	2,551
City of South Pasadena, Water Rev. Ref. Bonds, BAM insured, 5.00% 2033	2,250	2,668
City of South Pasadena, Water Rev. Ref. Bonds, BAM insured, 5.00% 2034	2,365	2,791
City of South Pasadena, Water Rev. Ref. Bonds, BAM insured, 5.00% 2035	2,485	2,920
Total municipals		12,127

American Funds Inflation Linked Bond Fund — Page 2 of 8

unaudited

Bonds, notes & other debt instruments Asset-backed obligations 0.20%	Principal?amount (000)	Value (000)
SLM Private Credit Student Loan Trust, Series 2008-9, Class A, (3-month USD-LIBOR + 1.50%) 2.814% 20234,5	$4,853	$4,974
SLM Private Credit Student Loan Trust, Series 2010-1, Class A, (1-month USD-LIBOR + 0.40%) 1.634% 20254,5	1,761	1,743
		6,717
Total bonds, notes & other debt instruments (cost: $3,094,858,000)		3,136,193
Short-term securities 6.16%
Bank of Tokyo-Mitsubishi UFJ, Ltd. 1.16% due 9/8/2017	83,600	83,578
CPPIB Capital Inc. 1.15% due 9/1/20173	72,800	72,798
Liberty Street Funding Corp. 1.21% due 9/7/20173	15,700	15,696
Sumitomo Mitsui Banking Corp. 1.24% due 9/26/20173	17,200	17,185
Total Capital Canada Ltd. 1.20% due 9/15/20173	17,500	17,492
Total short-term securities (cost: $206,755,000)		206,749
Total investment securities 99.64% (cost: $3,301,613,000)		3,342,942
Other assets less liabilities 0.36%		12,049
Net assets 100.00%		$3,354,991

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount6 (000)	Value at 8/31/20177 (000)	Unrealized (depreciation) appreciation at 8/31/2017 (000)
10 Year Euro-Bund Futures	Long	436	December 2017	$43,600	$84,193	$(36)
10 Year U.S. Treasury Note Futures	Long	185	December 2017	18,500	23,492	32
20 Year U.S. Treasury Bond Futures	Short	100	December 2017	(10,000)	(15,609)	(82)
30 Year Ultra U.S. Treasury Bond Futures	Short	1,374	December 2017	(137,400)	(232,292)	(1,280)
5 Year U.S. Treasury Note Futures	Long	4,819	January 2018	481,900	571,051	884
2 Year U.S. Treasury Note Futures	Long	991	January 2018	198,200	214,366	59
						$(423)

Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized (depreciation) appreciation at 8/31/2017 (000)
Purchases (000)	Sales (000)
USD14,947	SEK122,800	Goldman Sachs	9/7/2017	$(513)
USD10,144	JPY1,135,000	Citibank	9/8/2017	(184)
USD16,190	EUR13,850	Goldman Sachs	9/8/2017	(304)
USD16,450	EUR13,800	UBS AG	9/15/2017	9
USD2,487	JPY274,000	Bank of America, N.A.	9/15/2017	(7)
NOK129,839	USD16,331	Goldman Sachs	9/18/2017	412
USD3,729	MXN66,762	Citibank	9/19/2017	6
USD4,377	AUD5,600	Citibank	9/19/2017	(73)
USD12,274	AUD15,700	Barclays Bank PLC	9/19/2017	(204)
USD20,174	AUD25,800	JPMorgan Chase	9/19/2017	(331)
USD12,701	AUD16,100	Citibank	9/20/2017	(95)
USD2,831	MXN51,000	Bank of America, N.A.	9/22/2017	(11)

American Funds Inflation Linked Bond Fund — Page 3 of 8

unaudited

Contract amount		Counterparty	Settlement date	Unrealized (depreciation) appreciation at 8/31/2017 (000)
Purchases (000)	Sales (000)
USD12,806	AUD16,200	Bank of America, N.A.	9/22/2017	$(68)
USD15,850	TRY56,800	JPMorgan Chase	9/22/2017	(494)
USD15,558	ZAR210,000	Bank of America, N.A.	9/22/2017	(527)
USD16,163	CAD20,300	JPMorgan Chase	9/26/2017	(97)
USD14,555	KRW16,369,550	JPMorgan Chase	9/29/2017	34
USD33,563	EUR28,100	Bank of America, N.A.	10/4/2017	49
USD11,810	JPY1,290,000	HSBC Bank	10/5/2017	56
JPY1,668,045	USD15,298	Citibank	10/5/2017	(100)
USD4,468	JPY488,000	JPMorgan Chase	10/6/2017	21
				$(2,421)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 8/31/2017 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 8/31/2017 (000)
0.27%	SONIA	9/14/2017	£6,750,000	$262	$—	$262
SONIA	0.295%	11/2/2017	5,740,000	(594)	—	(594)
U.S. EFFR	1.23325%	1/31/2018	$6,140,000	(61)	—	(61)
U.S. EFFR	1.26%	1/31/2018	4,650,000	(232)	—	(232)
U.S. EFFR	1.2715%	1/31/2018	7,930,000	(476)	—	(476)
1.2975%	3-month Canada BA	7/5/2018	C$956,439	(1,011)	—	(1,011)
7.49%	28-day MXN-TIIE	1/21/2019	MXN3,040,000	593	—	593
7.46%	28-day MXN-TIIE	1/24/2019	1,725,000	303	—	303
1.32625%	U.S. EFFR	4/5/2019	$193,500	112	—	112
7.51%	28-day MXN-TIIE	5/30/2019	MXN1,454,000	519	—	519
1.337%	U.S. EFFR	6/8/2019	$370,000	229	—	229
3-month USD-LIBOR	1.504%	6/8/2019	185,000	33	—	33
3-month USD-LIBOR	1.5055%	6/8/2019	185,000	30	—	30
3-month USD-LIBOR	1.5145%	6/9/2019	445,000	(4)	—	(4)
1.367%	U.S. EFFR	6/12/2019	185,000	213	—	213
3-month USD-LIBOR	1.5395%	6/12/2019	185,000	(83)	—	(83)
1.362%	U.S. EFFR	6/21/2019	185,000	192	—	192
3-month USD-LIBOR	1.555%	6/21/2019	185,000	(126)	—	(126)
1.351%	U.S. EFFR	6/28/2019	185,000	154	—	154
3-month USD-LIBOR	1.5445%	6/28/2019	185,000	(87)	—	(87)
0.545%	6-month GBP-LIBOR	8/15/2019	£322,000	54	—	54
6-month GBP-LIBOR	0.5615%	8/15/2019	322,000	(187)	—	(187)
7.14%	28-day MXN-TIIE	4/29/2020	MXN1,633,150	427	—	427
6.78%	28-day MXN-TIIE	7/6/2020	777,690	(169)	—	(169)
6.99%	28-day MXN-TIIE	6/17/2022	480,000	97	—	97
3-month USD-LIBOR	2.029%	7/11/2022	$233,000	(3,024)	—	(3,024)
1.877%	3-month USD-LIBOR	8/8/2022	270,000	1,523	—	1,523
1.835%	3-month USD-LIBOR	8/24/2022	174,000	612	—	612
0.189%	6-month EURIBOR	8/24/2022	€141,000	253	—	253
6-month EURIBOR	0.19%	8/24/2022	141,000	(260)	—	(260)
3-month USD-LIBOR	1.83%	8/24/2022	$174,000	(583)	—	(583)
2.80%	3-month USD-LIBOR	9/2/2022	280,000	4,248	—	4,248
2.75%	3-month USD-LIBOR	9/2/2022	280,000	3,984	—	3,984

American Funds Inflation Linked Bond Fund — Page 4 of 8

unaudited

Receive	Pay	Expiration date	Notional (000)	Value at 8/31/2017 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 8/31/2017 (000)
1.5675%	3-month USD-LIBOR	8/17/2023	$270,000	$(2,827)	$—	$(2,827)
2.319%	3-month USD-LIBOR	6/15/2025	340,000	2,462	—	2,462
6-month JPY-LIBOR	0.228%	2/8/2026	¥4,250,000	(201)	—	(201)
3-month USD-LIBOR	1.3695%	9/9/2026	$20,000	1,090	—	1,090
3-month USD-LIBOR	1.567%	10/24/2026	35,000	1,366	—	1,366
28-day MXN-TIIE	8.11%	1/11/2027	MXN800,000	(3,152)	—	(3,152)
28-day MXN-TIIE	8.135%	1/14/2027	453,000	(1,831)	—	(1,831)
0.8153%	6-month EURIBOR	4/28/2027	€53,000	374	—	374
3-month SEK-STIBOR	1.125%	4/28/2027	SKr505,000	(109)	—	(109)
3-month USD-LIBOR	2.248%	5/5/2027	$78,000	(1,363)	—	(1,363)
6-month GBP-LIBOR	1.206%	5/16/2027	£29,000	(338)	—	(338)
6-month GBP-LIBOR	1.215%	5/16/2027	29,000	(370)	—	(370)
28-day MXN-TIIE	7.625%	5/20/2027	MXN385,000	(768)	—	(768)
3-month USD-LIBOR	2.1385%	6/2/2027	$97,000	(717)	—	(717)
3-month USD-LIBOR	2.2935%	7/17/2027	70,000	(1,474)	—	(1,474)
0.8518%	6-month EURIBOR	8/21/2027	€23,000	171	—	171
3-month SEK-STIBOR	1.215%	8/21/2027	SKr220,000	(192)	—	(192)
3-month USD-LIBOR	2.494%	6/15/2030	$180,000	(2,036)	—	(2,036)
3-month USD-LIBOR	2.97125%	9/2/2030	57,050	(2,918)	—	(2,918)
3-month USD-LIBOR	3.005%	9/2/2030	57,050	(3,085)	—	(3,085)
3-month USD-LIBOR	1.83%	8/17/2031	58,000	3,087	—	3,087
1.4903%	6-month GBP-LIBOR	5/16/2047	£11,300	230	—	230
1.4763%	6-month GBP-LIBOR	5/16/2047	11,200	177	—	177
3-month USD-LIBOR	2.595%	8/1/2047	$28,500	(1,389)	—	(1,389)
3-month USD-LIBOR	2.5175%	8/4/2047	27,000	(843)	—	(843)
3-month USD-LIBOR	2.5015%	8/17/2047	15,300	(423)	—	(423)
3-month USD-LIBOR	2.5095%	8/17/2047	14,700	(433)	—	(433)
					$—	$(8,571)

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 8/31/2017 (000)	Upfront payments (000)	Unrealized depreciation at 8/31/2017 (000)
CDX.NA.IG.27	1.00%/Quarterly	12/20/2021	$165,000	$(3,448)	$(1,614)	$(1,834)
CDX.NA.IG.28	1.00%/Quarterly	6/20/2022	335,000	(6,469)	(6,100)	(369)
					$(7,714)	$(2,203)

1	A portion of this security was pledged as collateral. The total value of pledged collateral was $50,310,000, which represented 1.50% of the net assets of the fund.
2	Index-linked bond whose principal amount moves with a government price index.
3	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $146,883,000, which represented 4.38% of the net assets of the fund.
4	Coupon rate may change periodically.
5	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
6	Notional amount is calculated based on the number of contracts and notional contract size.
7	Value is calculated based on the notional amount and current market price.

American Funds Inflation Linked Bond Fund — Page 5 of 8

unaudited

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades. The average month-end notional amount of futures contracts while held was $1,613,646,000. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $203,830,000. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $16,845,114,000 and $240,417,000, respectively.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value

American Funds Inflation Linked Bond Fund — Page 6 of 8

unaudited

decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of August 31, 2017 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$2,958,307	$—	$2,958,307
Corporate bonds & notes	—	97,310	—	97,310
Bonds & notes of governments & government agencies outside the U.S.	—	61,732	—	61,732
Municipals	—	12,127	—	12,127
Asset-backed obligations	—	6,717	—	6,717
Short-term securities	—	206,749	—	206,749
Total	$—	$3,342,942	$—	$3,342,942

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$975	$—	$—	$975
Unrealized appreciation on open forward currency contracts	—	587	—	587
Unrealized appreciation on interest rate swaps	—	22,795	—	22,795
Liabilities:
Unrealized depreciation on futures contracts	(1,398)	—	—	(1,398)
Unrealized depreciation on open forward currency contracts	—	(3,008)	—	(3,008)
Unrealized depreciation on interest rate swaps	—	(31,366)	—	(31,366)
Unrealized depreciation on credit default swaps	—	(2,203)	—	(2,203)
Total	$(423)	$(13,195)	$—	$(13,618)

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

American Funds Inflation Linked Bond Fund — Page 7 of 8

unaudited

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investments	$70,128
Gross unrealized depreciation on investments	(43,785)
Net unrealized appreciation on investments	26,343
Cost of investments	3,310,695

Key to abbreviations and symbols
AUD = Australian dollars	NOK = Norwegian kroner
BA = Banker’s acceptances	Ref. = Refunding
CAD/C$ = Canadian dollars	Rev. = Revenue
EFFR = Federal Funds Effective Rate	SEK/SKr = Swedish kronor
EUR/€ = Euros	SONIA = Sterling Overnight Interbank Average Rate
EURIBOR = Euro Interbank Offered Rate	STIBOR = Stockholm Interbank Offered Rate
GBP/£ = British pounds	TIIE = Equilibrium Interbank Interest Rate
JPY/¥ = Japanese yen	TRY = Turkish lira
KRW = South Korean won	USD/$ = U.S. dollars
LIBOR = London Interbank Offered Rate	ZAR = South African rand
MXN = Mexican pesos

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

MFGEFPX-060-1017O-S60617	American Funds Inflation Linked Bond Fund — Page 8 of 8

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS INFLATION LINKED BOND FUND

By /s/ David A. Hoag
David A. Hoag, President and Principal Executive Officer

Date: October 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ David A. Hoag
David A. Hoag, President and Principal Executive Officer

Date: October 27, 2017

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: October 27, 2017